UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: August 31

Date of reporting period: November 30, 2015

Item 1. Schedule of Investments.

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 80.0%
	ADVANCED MATERIALS – 0.4%
980	Cytec Industries, Inc.	$73,373

	AIRCRAFT PARTS – 3.1%
2,169	Precision Castparts Corp.	502,210

	BASIC & DIVERSIFIED CHEMICALS – 2.1%
6,686	Dow Chemical Co.	348,541

	BUSINESS DEVELOPMENT COMPANIES (BDC) & INVESTMENT COMPANIES – 2.6%
26,859	American Capital Ltd.*	420,343

	CABLE & SATELLITE – 0.5%
768	Cablevision Systems Corp. - Class A	23,424
299	Time Warner Cable, Inc.	55,246
		78,670
	CASINOS – 2.3%
11,258	Pinnacle Entertainment, Inc.*	369,150

	CLOUD & VIRTUALIZATION – 2.6%
5,503	Citrix Systems, Inc.*	421,915

	COMMERCIAL PROFITABLE SPECIALTY PHARMACEUTICALS – 2.1%
7,423	Zoetis, Inc.[1]	346,654

	COMPUTER STORAGE – 3.5%
22,627	EMC Corp.	573,368

	CREDIT & DEBIT – 1.9%
8,594	PayPal Holdings, Inc.*	303,025

	CRUDE OIL & NATURAL GAS EXPLORATION & PRODUCTION – 0.9%
2,435	Hess Corp.	143,665

	DATA NETWORKING EQUIPMENT – 0.2%
8,478	Alcatel-Lucent - ADR*	33,319

	DEVELOPMENT STAGE BIOTECHNOLOGY – 0.8%
3,813	Dyax Corp.*	128,346

	ELECTRICITY NETWORKS – 0.3%
1,678	Pepco Holdings, Inc.	43,074

	ENTERPRISE SOFTWARE – 0.4%
1,349	Solera Holdings, Inc.	72,495

	ENTERTAINMENT FACILITIES – 3.0%
3,008	Madison Square Garden Co. - Class A*	488,680

	FRONT END CAPITAL EQUIPMENT – 0.5%
1,216	KLA-Tencor Corp.	80,828

	HOTEL REIT – 0.2%
2,823	Strategic Hotels & Resorts, Inc. - REIT*	39,974

	INSTITUTIONAL TRUST, FIDUCIARY & CUSTODY – 1.9%
7,221	Bank of New York Mellon Corp.	316,569

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INTEGRATED UTILITIES – 0.3%
965	Cleco Corp.	$48,356

	INTERNET ADVERTISING PORTALS – 8.2%
12,970	IAC/InterActiveCorp[1]	814,386
15,381	Yahoo!, Inc.*	520,032
		1,334,418
	LIFE INSURANCE NON-PREMIUM – 0.4%
1,903	Symetra Financial Corp.	59,906

	LIMITED SERVICE RESTAURANTS – 2.7%
6,203	Yum! Brands, Inc.	449,780

	LOGIC, PROCESSORS & APPLICATION SPECIFIC – 10.9%
6,772	Altera Corp.	357,561
15,030	Broadcom Corp. - Class A1	821,089
12,215	QUALCOMM, Inc.[1]	595,970
		1,774,620
	MANAGED CARE – 0.8%
930	Cigna Corp.[1]	125,531

	MANAGED CARE GOVERNMENT BUSINESS – 2.6%
231	Centene Corp.*	13,340
2,453	Humana, Inc.	413,723
		427,063
	MATURE BIOTECHNOLOGY – 2.8%
2,894	Amgen, Inc.[1]	466,223

	MEMORY INTEGRATED CIRCUITS – 0.5%
1,209	SanDisk Corp.	89,309

	MULTI ASSET CLASS REIT – 3.1%
8,247	NorthStar Realty Europe Corp. - REIT*	94,263
22,740	NorthStar Realty Finance Corp. - REIT	410,230
		504,493
	NURSING & RESIDENTIAL CARE – 4.3%
31,536	Brookdale Senior Living, Inc.*	708,929

	P&C INSURANCE PREMIUMS – 2.8%
3,542	Chubb Corp.	462,337

	PASSENGER CAR RENTAL & LEASING – 2.7%
11,786	Avis Budget Group, Inc.*	440,678

	POWER GENERATION EQUIPMENT – 1.5%
8,249	BWX Technologies, Inc.	251,182

	SPECIALTY & OTHER REIT – 1.9%
8,518	BioMed Realty Trust, Inc. - REIT	199,918
4,002	Gaming and Leisure Properties, Inc. - REIT	108,814
		308,732

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TOTAL COMMODITY - RAIL – 1.5%
1,653	Canadian Pacific Railway Ltd.[2]	$243,768

	TV MEDIA NETWORKS – 3.7%
14,012	MSG Networks, Inc.*	277,157
4,702	Time Warner, Inc.	329,046
		606,203
	TOTAL COMMON STOCKS (Cost $13,017,033)	13,085,727

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.7%
	CALL OPTIONS – 0.4%
	Aetna, Inc.
4	Exercise Price: $105.00, Expiration Date: December 18, 2015	760
	Airgas, Inc.
5	Exercise Price: $145.00, Expiration Date: January 15, 2016	175
	American Capital Ltd.
100	Exercise Price: $16.00, Expiration Date: February 19, 2016	7,850
	Atmel Corp.
5	Exercise Price: $9.00, Expiration Date: January 15, 2016	150
30	Exercise Price: $10.00, Expiration Date: January 15, 2016	210
3	Exercise Price: $9.00, Expiration Date: February 19, 2016	120
	Avago Technologies Ltd.
3	Exercise Price: $150.00, Expiration Date: January 15, 2016	562
	Avago Technologies Ltd.
5	Exercise Price: $160.00, Expiration Date: January 15, 2016	350
	Brookdale Senior Living, Inc.
39	Exercise Price: $25.00, Expiration Date: December 18, 2015	682
	Brookdale Senior Living, Inc.
155	Exercise Price: $30.00, Expiration Date: January 15, 2016	2,325
134	Exercise Price: $32.50, Expiration Date: January 15, 2016	670
	Citrix Systems, Inc.
117	Exercise Price: $90.00, Expiration Date: December 18, 2015	351
	Depomed, Inc.
3	Exercise Price: $21.00, Expiration Date: December 18, 2015	135
6	Exercise Price: $23.00, Expiration Date: December 18, 2015	390
6	Exercise Price: $24.00, Expiration Date: December 18, 2015	120
6	Exercise Price: $28.00, Expiration Date: December 18, 2015	90
	EMC Corp.
13	Exercise Price: $28.00, Expiration Date: December 18, 2015	52
14	Exercise Price: $28.00, Expiration Date: January 15, 2016	161
	Energy Transfer Equity
10	Exercise Price: $30.00, Expiration Date: January 15, 2016	100

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2015 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	EnerSys
4	Exercise Price: $70.00, Expiration Date: December 18, 2015	$20
	GNC Holdings, Inc. - Class A
70	Exercise Price: $40.00, Expiration Date: December 18, 2015	490
196	Exercise Price: $52.50, Expiration Date: December 18, 2015	2,940
	Halliburton Co.
2	Exercise Price: $45.00, Expiration Date: January 15, 2016	49
3	Exercise Price: $46.00, Expiration Date: January 15, 2016	47
	InterActive Corp.
116	Exercise Price: $75.00, Expiration Date: January 15, 2016	2,320
	Marvell Technology Group Ltd.
10	Exercise Price: $13.00, Expiration Date: January 15, 2016	60
	Maxim Intergrated Products, Inc.
8	Exercise Price: $41.00, Expiration Date: January 15, 2016	1,100
	Micron Technology, Inc.
13	Exercise Price: $22.00, Expiration Date: January 15, 2016	59
16	Exercise Price: $23.00, Expiration Date: January 15, 2016	40
	Mylan N.V.
7	Exercise Price: $57.50, Expiration Date: January 15, 2016	427
	NorthStar Asset Management Group, Inc.
77	Exercise Price: $17.50, Expiration Date: December 18, 2015	770
163	Exercise Price: $20.00, Expiration Date: December 18, 2015	815
	NorthStar Realty Finance Corp. - REIT
349	Exercise Price: $17.00, Expiration Date: December 18, 2015	1,745
130	Exercise Price: $20.00, Expiration Date: December 18, 2015	1,300
	NXP Semiconductors N.V.
3	Exercise Price: $115.00, Expiration Date: January 15, 2016	68
	Platform Specialty Products Corp.
13	Exercise Price: $15.00, Expiration Date: February 19, 2016	877
7	Exercise Price: $20.00, Expiration Date: February 19, 2016	140
	Royal Dutch Shell PLC - B Shares - ADR
22	Exercise Price: $65.00, Expiration Date: January 16, 2016	385
	Solera Holdings, Inc.
1	Exercise Price: $60.00, Expiration Date: December 18, 2015	5
	VMware, Inc.
13	Exercise Price: $65.00, Expiration Date: December 18, 2015	910
10	Exercise Price: $65.00, Expiration Date: January 15, 2016	1,650
4	Exercise Price: $77.50, Expiration Date: January 15, 2016	120
	Williams Cos, Inc.
2	Exercise Price: $45.00, Expiration Date: January 15, 2016	20
	Yum! Brands, Inc.
128	Exercise Price: $75.00, Expiration Date: January 15, 2016	31,104

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2015 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	ZS Pharma, Inc.
6	Exercise Price: $95.00, Expiration Date: December 18, 2015	$75

	TOTAL CALL OPTIONS (Cost $185,574)	62,789

	PUT OPTIONS – 0.3%
	Altera Corp.
18	Exercise Price: $48.00, Expiration Date: December 18, 2015	180
	Avago Technologies Ltd.
3	Exercise Price: $115.00, Expiration Date: December 18, 2015	510
3	Exercise Price: $120.00, Expiration Date: December 18, 2015	870
	Depomed, Inc.
10	Exercise Price: $15.00, Expiration Date: December 18, 2015	50
	Dyax Corp.
6	Exercise Price: $17.50, Expiration Date: February 19, 2016	210
23	Exercise Price: $20.00, Expiration Date: February 19, 2016	977
6	Exercise Price: $22.50, Expiration Date: February 19, 2016	210
	NorthStar Realty Finance Corp. - REIT
118	Exercise Price: $10.00, Expiration Date: December 18, 2015	8,850
	Precision Castparts Corp.
4	Exercise Price: $200.00, Expiration Date: December 18, 2015	70
	QUALCOMM, Inc.
120	Exercise Price: $47.00, Expiration Date: December 31, 2015	7,740
	S&P 500 Index
2	Exercise Price: $1,850.00, Expiration Date: December 11, 2015	95
2	Exercise Price: $2,050.00, Expiration Date: December 11, 2015	2,310
1	Exercise Price: $1,910.00, Expiration Date: December 19, 2015	223
1	Exercise Price: $2,070.00, Expiration Date: December 19, 2015	2,300
1	Exercise Price: $1,910.00, Expiration Date: December 24, 2015	345
1	Exercise Price: $2,070.00, Expiration Date: December 24, 2015	2,660
	Solera Holdings, Inc.
7	Exercise Price: $50.00, Expiration Date: December 18, 2015	35
	SPDR S&P 500 ETF Trust
100	Exercise Price: $203.00, Expiration Date: December 19, 2015	13,350

	TOTAL PUT OPTIONS (Cost $57,378)	40,985

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $242,952)	103,774

Number of Shares

	SHORT-TERM INVESTMENTS – 8.1%
1,322,823	Fidelity Institutional Money Market Portfolio - Class I, 0.118%[3]	1,322,823

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,322,823)	1,322,823

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	TOTAL INVESTMENTS – 88.8% (Cost $14,582,808)	$14,512,324
	Other Assets in Excess of Liabilities – 11.2%	1,837,959

	TOTAL NET ASSETS – 100.0%	$16,350,283

	SECURITIES SOLD SHORT – (23.2)%
	COMMON STOCKS – (11.9)%
	CABLE & SATELLITE – (0.4)%
(332)	Charter Communications, Inc. - Class A*	(62,204)

	COMPUTER STORAGE – 0.0%
(22)	Western Digital Corp.	(1,373)

	E-COMMERCE DISCRETIONARY – (2.2)%
(4,353)	Alibaba Group Holding Ltd. - ADR*	(366,000)

	FRONT END CAPITAL EQUIPMENT – (0.3)%
(608)	Lam Research Corp.	(47,546)

	INFRASTRUCTURE SOFTWARE – (0.9)%
(2,500)	VMware, Inc. - Class A*	(153,525)

	LOGIC, PROCESSORS & APPLICATION SPECIFIC – (2.5)%
(3,145)	Avago Technologies Ltd.[2]	(410,265)

	MANAGED CARE – (1.8)%
(2,051)	Aetna, Inc.	(210,740)
(478)	Anthem, Inc.	(62,322)
(373)	Health Net, Inc.*	(23,596)
		(296,658)
	METAL CONTAINERS & PACKAGING – (0.3)%
(738)	Ball Corp.	(51,232)

	PROPERTY & CASUALTY INSURANCE PREMIUMS – (1.5)%
(2,135)	ACE Ltd.[2]	(245,205)

	SPECIALTY & OTHER REIT – (1.3)%
(702)	Equinix, Inc. - REIT	(208,143)

	TELECOMMUNICATIONS EQUIPMENT – (0.7)%
(2,445)	ARRIS Group, Inc.*	(74,743)
(4,661)	Nokia OYJ - ADR	(33,606)
		(108,349)
	TOTAL COMMON STOCKS (Proceeds $1,965,119)	(1,950,500)

	EXCHANGE-TRADED FUNDS – (11.3)%
(1,465)	Consumer Discretionary Select Sector SPDR Fund	(118,343)
(548)	Energy Select Sector SPDR Fund	(37,275)
(3,216)	Financial Select Sector SPDR Fund	(78,985)
(116)	iShares Nasdaq Biotechnology ETF	(38,787)

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	EXCHANGE-TRADED FUNDS (Continued)
(4,612)	iShares Russell 2000 ETF	$(549,243)
(1,480)	iShares U.S. Real Estate ETF	(111,311)
(1,028)	Powershares QQQ Trust Series 1	(117,212)
(3,843)	SPDR S&P 500 ETF Trust	(801,996)

	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $1,889,797)	(1,853,152)

	TOTAL SECURITIES SOLD SHORT (Proceeds $3,854,916)	$(3,803,652)

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – (0.2)%
	CALL OPTIONS – (0.1)%
	Aetna, Inc.
(4)	Exercise Price: $115.00, Expiration Date: December 18, 2015	(110)
	InterActive Corp.
(116)	Exercise Price: $85.00, Expiration Date: January 15, 2016	(1,160)
	VMware, Inc.
(13)	Exercise Price: $70.00, Expiration Date: December 18, 2015	(325)
(10)	Exercise Price: $70.00, Expiration Date: January 15, 2016	(725)
	Yum! Brands, Inc.
(128)	Exercise Price: $80.00, Expiration Date: January 15, 2016	(13,504)

	TOTAL CALL OPTIONS (Proceeds $29,184)	(15,824)

	PUT OPTIONS – (0.1)%
	Avago Technologies Ltd.
(6)	Exercise Price: $110.00, Expiration Date: December 18, 2015	(600)
	S&P 500 Index
(4)	Exercise Price: $1,950.00, Expiration Date: December 11, 2015	(690)
(2)	Exercise Price: $1,990.00, Expiration Date: December 19, 2015	(1,370)
(2)	Exercise Price: $1,990.00, Expiration Date: December 24, 2015	(1,870)
	SPDR S&P 500 ETF Trust
(100)	Exercise Price: $195.00, Expiration Date: December 19, 2015	(4,150)

	TOTAL PUT OPTIONS (Proceeds $19,924)	(8,680)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $49,108)	$(24,504)

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
PLC – Public Limited Company
REIT – Real Estate Investment Trust

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2015 (Unaudited)

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2015 (Unaudited)

SWAP CONTRACTS
TOTAL RETURN SWAP CONTRACTS
			Pay/Receive Total Return on Reference Entity			Premium Paid (Received)	Unrealized Appreciation (Depreciation)
		Notional Amount		Financing Rate[4]	Termination Date
Counterparty	Reference Entity

Morgan Stanley	Amlin PLC	£415,061	Receive	0.51%	12/6/16	$-	$(10,747)
Morgan Stanley	BG Group PLC	£106,293	Receive	0.51	12/6/16	-	$5,035
Morgan Stanley	Pace PLC	$97,415	Receive	0.20	3/1/16	-	$3,263
Morgan Stanley	Rexam PLC	$135,483	Receive	0.20	3/1/16	-	$5,678
Morgan Stanley	Royal Dutch Shell PLC - B Shares	£81,038	Pay	0.46	12/6/16	-	$2,121
Morgan Stanley	Telecity Group PLC	$365,128	Receive	0.20	3/1/16	-	$18,919
TOTAL TOTAL RETURN SWAP CONTRACTS						$-	$24,269

£ – British Pound
[4]	Financing rate is based upon predetermined notional amounts.

See accompanying Notes to Schedule of Investements.

Ramius Event Driven Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS
November 30, 2015 (Unaudited)

Note 1 – Organization
Ramius Event Driven Equity Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on September 30, 2013, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). The daily settlement prices for financial futures are provided by an independent source. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Ramius Event Driven Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
November 30, 2015 (Unaudited)

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(d) Options Contracts
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Ramius Event Driven Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
November 30, 2015 (Unaudited)

(e) Total Return Swap Contracts
The Fund may enter into total return swap contracts for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Note 3 – Federal Income Taxes
At November 30, 2015, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$15,167,011

Gross unrealized appreciation	$528,283
Gross unrealized depreciation	(1,182,970)

Net unrealized depreciation on investments	$(654,687)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Ramius Event Driven Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
November 30, 2015 (Unaudited)

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of November 30, 2015, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Common Stocks**	$13,085,727	$-	$-	$13,085,727
Purchased Options Contracts	75,821	27,953	-	103,774
Short-Term Investments	1,322,823	-	-	1,322,823
Total Investments	14,484,371	27,953	-	14,512,324
Other Financial Instruments***
Swap Contracts	-	35,016	-	35,016
Total Assets	$14,484,371	$62,969	$-	$14,547,340

Liabilities
Securities Sold Short
Common Stocks**	$1,950,500	$-	$-	$1,950,500
Exchange-Traded Funds	1,853,152	-	-	1,853,152
Total Securities Sold Short	3,803,652	-	-	3,803,652
Written Options Contracts	23,579	925	-	24,504
Other Financial Instruments***
Swap Contracts	-	10,747	-	10,747
Total Liabilities	$3,827,231	$11,672	$-	$3,838,903

*	The Fund did not hold any Level 3 securities at period end.
**	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Ramius Event Driven Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
November 30, 2015 (Unaudited)

***	Other financial instruments are derivative instruments, such as forward contracts, futures contracts and swap contracts. Forward contracts, futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers are recognized at the end of the reporting period. The following is a reconciliation of transfers between Levels for the Fund from August 31, 2015 to November 30, 2015, represented by recognizing the November 30, 2015 market value of securities:

Ramius Event Driven Equity Fund
Transfers into Level 1	$1,885
Transfers out of Level 1	-
Net transfers in (out) of Level 1	$1,885

Transfers into Level 2	$-
Transfers out of Level 2	(1,885)
Net transfers in (out) of Level 2	$(1,885)

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	1/29/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	1/29/2016

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	1/29/2016